Secured Term Loan Facilities and Revolving Credit Facilities - December 2022 Secured Term Loan and Revolving Credit Facility (Details) - Line of Credit - USD ($) $ in Thousands	Dec. 07, 2022	Sep. 30, 2028	Dec. 31, 2025
Debt Instrument [Line Items]
Outstanding amount			$ 767,885
December 2022 Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	7 years
Line of credit facility, maximum borrowing capacity	$ 111,800
Term Loan | December 2022 Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding amount			$ 42,500
Periodic payment	$ 3,100
Debt margin percentage	2.09%
Term Loan | December 2022 Secured Term Loan and Revolving Credit Facility | Forecast
Debt Instrument [Line Items]
Final payment amount		$ 39,700